Share-based compensation - Summary of Share Options Outstanding (Details)	3 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,017,907	890,142	827,642	825,091
Weighted average remaining contractual life (years)	3 years 9 months 29 days	4 years 9 months 3 days
Number of options exercisable (in shares)	520,851	516,355
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	234,120	235,320
Weighted average remaining contractual life (years)	1 year 5 months 23 days	2 years 5 months 23 days
Number of options exercisable (in shares)	234,120	235,320
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	21,242	23,985
Weighted average remaining contractual life (years)	5 years 2 months 19 days	6 years 8 months 26 days
Number of options exercisable (in shares)	21,242	21,242
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	93,947	170,877
Weighted average remaining contractual life (years)	4 years 2 months 23 days	5 years 6 months 7 days
Number of options exercisable (in shares)	93,947	131,309
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 60.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	585,873	333,580
Weighted average remaining contractual life (years)	4 years 7 months 6 days	5 years 7 months 13 days
Number of options exercisable (in shares)	146,132	113,748
26.43 - 60.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 60.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	82,725	126,380
Weighted average remaining contractual life (years)	4 years 2 months 12 days	5 years 4 months 9 days
Number of options exercisable (in shares)	25,410	14,736
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 95.12	$ 95.12